Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 061
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination Although they have not expressed any intent to do so, the Companies have the right under the Plan to discontinue their contributions at any time and to terminate the Plan subject to the provisions of ERISA. Upon termination of the Plan, each participant thereby affected would receive the entire value of his or her account as though he or she had retired as of the date of such termination.